Summary of Significant Accounting Policies (Policies) 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission (SEC). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.
Basis of Presentation
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted (“GAAP”) in the United States. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) promulgated by the Financial Accounting Standards Board (“FASB”).

Consolidation, Policy	All intercompany transactions have been eliminated in consolidation.
Reclassifications	Certain prior period amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.
Reclassifications
As a result of material athlete expenses recorded during the year ended December 31, 2025, and to conform to the current year presentation in the consolidated statements of operations and comprehensive loss, the Company has reclassified $204,071 from marketing to athlete for the year ended December 31, 2024.

Revenue
Revenue
The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services.
The Company’s revenue comprises two primary streams:
Health and Wellness Products and Services – DTC Revenue. Revenue from online sales of non-prescription
health and wellness products is recognized at a point in time upon transfer of control to the customer, which generally occurs upon delivery. The Company also offers prescription-based hormone therapy, peptide, and longevity protocols through arrangements with independently licensed third-party telehealth providers, who hold the clinical relationship with, and are responsible for prescribing to, the patient. Because the Company arranges for these clinical services to be provided by another party and does not control the service before it is transferred to the patient, the Company acts as an agent rather than a principal with respect to the clinical component of these arrangements under ASC 606, and recognizes the associated revenue on a net basis (the amount retained by the Company) over the applicable service period. Revenue from the related product component of these arrangements is recognized gross, at the point in time control of the product transfers to the customer, consistent with the Company’s other non-prescription
product sales.
Sponsorship and Media Partnership Revenue. The Company enters into multi-element sponsorship agreements with corporate partners of the Enhanced Games, providing a bundle of content, streaming, branding, activation, hospitality, and other event-related and ongoing rights. Management evaluates the promised goods and services in each arrangement and typically identifies two distinct performance obligations: (i) deliverables concentrated at or around a specific Event, which are recognized at the point in time, or over the short duration, that the Event-related deliverables are transferred, and (ii) ongoing brand association, exclusivity, and distribution rights, which are stand-ready obligations satisfied over time and recognized ratably over the contract term. Because standalone selling prices are not directly observable for these rights, the Company allocates the transaction price between the two performance obligations using an adjusted market assessment approach, informed by third party statistics of the event, relative audience and impression value, rate-card data, and comparable-transaction evidence, which requires management judgment.

Consideration under sponsorship agreements may be received in cash, in a fixed dollar amount of equity securities of the sponsor, or in the form of advertising, marketing, or other services provided by the sponsor.
Non-cash
consideration is measured at fair value at contract inception in accordance with ASC 606, rather than at the face or stated value of such consideration; that fair value determination often requires significant estimates and judgment, including as to the value of restricted or thinly-traded securities and of advertising or marketing inventory for which observable market rates may be limited. Where a sponsor’s consideration is settled in the sponsor’s equity securities, the Company records a receivable for the shares and, upon receipt, an investment in equity securities carried at fair value under ASC 321, separately from revenue. Because such arrangements are typically denominated as a fixed dollar amount to be settled in shares, subsequent changes in the sponsor’s share price do not affect the transaction price recognized as revenue. Where a sponsor’s consideration is received in the form of goods or services, the Company evaluates, in its capacity as a purchaser of those goods or services, whether the related spend represents consideration payable to a customer under ASC 606. Because the goods or services received in these arrangements are distinct from, and are not paid for in excess of the fair value of, the sponsorship rights granted, such arrangements are presented gross – as revenue for the sponsorship rights provided and as marketing or other operating expense for the goods or services received – rather than as a reduction of revenue. The related expense is recognized as the underlying products or services are delivered or consumed, which may differ in timing from the Company’s recognition of the related sponsorship revenue, with any such difference reflected in contract asset, contract liability, or prepaid expense balances, as applicable. Amounts received or contractually committed to be received prior to satisfaction
of the related performance obligation are recorded as deferred revenue at fair value.

Games, athlete and event operating costs
Games, athlete and event operating costs
Games, athlete and event costs primarily include costs associated with our athletes, science as well as venue and event costs related to the production of the Enhanced Games. Athlete costs include monthly stipends and benefits as well as world record bonuses and prize money incurred during the Enhanced Games. Science costs include costs related to the Clinical Research Study. Venue and event related costs include costs related to the temporary construction of the Enhanced Games complex as well as all hospitality related costs of running the Enhanced Games.

Selling, general and administrative Expenses
Selling, general and administrative Expenses
Selling, general and administrative expenses primarily include stock based compensation, personnel costs as well as rent, travel, professional service costs, marketing and overhead required to support operations. Marketing expenses represent costs incurred to promote the Company’s brand and initiatives within the global sports and entertainment industry. These expenses include third-party marketing and consulting costs, digital and social-media advertising, content production, and market research activities.

General and Administrative Expenses
General and administrative expenses consist primarily of salaries and benefits and stock-based compensation for personnel in our executive, business development, and administrative functions. General and administrative expenses also include legal fees relating to intellectual property and corporate matters, professional fees for accounting, auditing, tax and consulting services, insurance costs, travel, facility related expenses and other operating costs. General and administrative expenses are expensed as incurred.

Transaction Expenses
Transaction Expenses
Transaction expenses consist of direct, incremental costs incurred in connection with the Business Combination including advisory and investment banking fees, legal fees, accounting fees, and other professional service fees, and regulatory filing fees.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are recorded at historical cost, less accumulated depreciation. Depreciation is calculated using the straight-line method based upon the estimated useful lives of the assets, which best reflects the pattern of use. The estimated useful lives by asset category are as follows: temporary competition pools and tracks, 3 to 5 years, reflecting their portable and removable nature and expected utilization across multiple Enhanced Games event cycles; fitness equipment, 5 years; computer equipment, 3 years; and furniture
and

fixtures, 5 to 7 years. The Company tests for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable, in accordance with ASC 360, Property, Plant, and Equipment. An impairment loss is recognized when the carrying amount of the asset exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset, and is measured as the amount by which the carrying amount exceeds the asset’s fair value.
Repairs and maintenance are expensed as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation are removed from the accounts and any gain or loss is included within operating expenses in the Consolidated Statements of Operations.

Property and Equipment, Net
Equipment is stated at cost less accumulated depreciation and amortization. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in the statements of operations and comprehensive loss in the period realized. Repairs and maintenance costs are expensed as incurred. The Company’s equipment is comprised of computer equipment and fitness equipment with an estimated useful life of 3 and 5 years, respectively.

Software Development Costs
Software Development Costs
The Company capitalizes costs to develop
internal-use
software in accordance with ASC
350-40,
Intangibles — Goodwill and Other —
Internal-Use
Software. Effective January 1, 2026, the Company early adopted ASU
No. 2025-06,
Targeted Improvements to the Accounting for
Internal-Use
Software, which eliminates the previous development-stage model and instead requires capitalization to begin when management authorizes and commits to funding the project and it is probable that the project will be completed and the software used to perform its intended function, provided no significant development uncertainty exists. Costs incurred before these criteria are met — including evaluating software alternatives, determining system requirements, vendor selection, training, and data conversion — are expensed as incurred.
Capitalized
internal-use
software costs are included within property and equipment, net, and amortized on a straight-line basis over the software’s estimated useful life, generally three
to five years, commencing when the software is ready for its intended use. Costs of upgrades and enhancements that result in additional functionality are capitalized, while other costs incurred after the software is ready for use (such as maintenance and ongoing operations) and marketing and promotional costs are expensed as incurred. The Company reviews capitalized software for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable, in accordance with ASC 360, Property, Plant, and Equipment; no impairments were recorded for the periods ended June 30, 2026 and December 31, 2025. The Company adopted ASU
2025-06
prospectively, and adoption did not have a material effect on its condensed consolidated financial statements.

Deferred Offering Costs	, respectively. Deferred offering costs incurred through March 31, 2026 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the BCA.
Upon consummation of the Business Combination, $3.0 million of deferred offering costs were offset against the proceeds received and charged against additional paid-in
capital. To the extent that net proceeds were insufficient to absorb the full amount of deferred offering costs, the excess of $4.1 million was recognized as an expense as transaction expenses in the consolidated statement of operations in the three months ended June 30, 2026.

Deferred Offering Costs
The Company has incurred deferred offering costs in connection with the proposed BCA and recognized $4.0 million in deferred offering costs as of December 31, 2025. Deferred offering costs incurred through December 31, 2025 balance sheet date consisted of legal fees and other costs that are directly attributable and incremental to the proposed BCA. No deferred offering costs were incurred or recognized by the Company as of December 31, 2024.
Should the proposed BCA prove to be unsuccessful, deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Simple Agreements for Future Equity Liabilities
Simple Agreements for Future Equity Liabilities
In 2025, immediately prior to signing the BCA, the Company entered an equity private placement, issuing Simple Agreements for Future Equity (“SAFEs”) to investors for an aggregate amount of approximately $40 million. As of December 31, 2025, the Company received approximately $29.7 million of the anticipated $40 million raise. The remaining $10.3 million was received in March 2026. Each SAFE entitled investors, upon consummation of the BCA, to receive Enhanced common shares based on their investment amount, the Company’s post-money valuation cap of $1.2 billion, and fully diluted capitalization. These common shares were then exchanged for Enhanced Group Class A common stock, reflecting investors’ pro rata ownership. Upon the closing of the Business Combination on May 7, 2026, the SAFEs converted into 4,001,682 shares of Class A common stock and warrants to purchase 2,000,841 shares of Class A common stock. SAFE investors received one warrant for every two shares acquired, exercisable for two years. Refer to Note 7, Convertible Preferred Stock and Stockholders’ Deficit, for additional information on the Company’s convertible preferred stock.
The Company recorded subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred. Upon the May 7, 2026 closing of the Business Combination with A Paradise Acquisition Corp., the SAFE liability was extinguished and automatically converted into 4,001,682 shares of Class A Common Stock and 2,000,841 issued Common Warrants. The Company evaluated the SAFE Warrants under ASC
815-40
and determined they qualify for equity classification. Consequently, the extinguished SAFE liability was allocated between the Class A shares and the Warrants based on their relative fair values at the conversion date. Using a Monte Carlo simulation to estimate the fair value of the Warrants, the Company allocated $32.8 million to Class A Common Stock (including par value and additional paid-in
capital) and $7.2 million to additional
paid-in
capital for the Common Warrants.

Simple Agreements for Future Equity Liabilities
In 2025, immediately prior to the BCA, the Company entered an equity private placement, issuing Simple Agreements for Future Equity (“SAFEs”) to investors for an aggregate amount of approximately $40 million. As of December 31, 2025, the Company received approximately $29.7 million of the anticipated $40 million raise. The remaining $10.3 million has not been received as of the date these financial statements are issued and does not represent an unconditional right to payment. Each SAFE entitles investors, upon consummation of the BCA, to receive Enhanced common shares based on their investment amount, the Company’s post-money valuation cap of $1.2 billion, and fully diluted capitalization. These common shares will then be exchanged for Enhanced Group Class A common stock, reflecting investors’ pro rata ownership. Additionally, SAFE investors will receive one warrant for every two shares acquired, exercisable for two years if the business combination is consummated. If the business combination does not close, SAFE investors would become shareholders of Enhanced Ltd.
The Company issued Simple Agreements for Future Equity (“SAFEs”) in 2023 and 2024 as part of its early-stage equity financing. The SAFEs convert into equity upon certain events including but not limited to equity financing, liquidity event such as a change of control or IPO, or dissolution event. As of December 31, 2023, $341,999 in SAFEs were outstanding, with an additional $899,999 issued before the Series
A-1
financing on April 5, 2024. All outstanding SAFEs converted into Series
A-1
Preferred Shares at a conversion price of $1.65 per share upon the Equity Financing Event on
April 5, 2024. Refer to Note 5,
Stockholders’ Equity
, for additional information on the Company’s convertible preferred stock.
The SAFEs are recorded as a liability in the consolidated balance sheet and the Company records subsequent changes in fair value in changes in fair value of SAFEs in the statements of operations and comprehensive loss. Debt issuance costs related to the SAFEs are expensed in the period incurred.

Recent Accounting Pronouncements
Recently Issued Accounting Pronouncements
In September 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2025-06,
Intangibles - Goodwill and Other -
Internal-Use
Software (Subtopic
350-40):
Targeted Improvements to the Accounting for
Internal-Use
Software. ASU
2025-06
eliminates the project-stage framework that previously governed the accounting for costs to develop or obtain internal-use
software – the preliminary-project, application-development, and post-implementation/operation stages – and replaces it with a single recognition threshold. Under that threshold, capitalization begins only when (i) management, with the relevant authority, has authorized and committed to funding the software project, and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. ASU
2025-06
is effective for annual periods beginning after December 15, 2027, with early adoption permitted as of the beginning of an annual reporting period. The Company early adopted ASU
2025-06
effective January 1, 2026, the beginning of its 2026 annual reporting period, on a prospective basis to internal-use
software costs incurred on or after that date. The Company did not have internal-use
software costs previously capitalized under the legacy project-stage model to which the ASU’s transition provisions would otherwise apply, and adoption did not result in a cumulative-effect adjustment. The costs discussed relating to the Company’s Games App development project were evaluated, and where appropriate capitalized, under the single recognition threshold introduced by ASU
2025-06.
In July 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2025-05
, Measurement of Credit Losses for Accounts Receivable and Contract Assets. ASU
2025-05
amends ASC 326, Financial Instruments-Credit Losses, and introduces a practical expedient available for all entities and an accounting policy election available for all entities, other than public business entities, that elect the practical expedient. These changes apply to the estimation of expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue Recognition. Under the practical expedient, entities may assume that current conditions as of the balance sheet date remain unchanged for the remaining life of the asset when developing reasonable and supportable forecasts. This simplifies the estimation process for short-term financial assets. ASU
2025-05
is effective for the Company’s annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-05
should be applied on a prospective basis. The Company adopted ASU
2025-05
effective January 1, 2026 on a prospective basis. As of the adoption date, the Company had no accounts receivable or contract assets within the scope of this standard, and the adoption did not affect the Company’s consolidated financial statements. The Company has since recognized contract assets, as described in Note 4, Revenue and Segment Information, which are within the scope of ASU
2025-05,
and applies the guidance in evaluating expected credit losses on that balance
.

In November 2024, the FASB issued ASU
No. 2024-03,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses” which includes amendments that require disclosure in the notes to condensed consolidated financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods after December 15, 2026, with early adoption permitted, and should be applied either prospectively or retrospectively. The
Company
is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.

Recently Issued Accounting Pronouncements
In May 2025, the FASB issued ASU
No. 2025-03,
Business Combinations (Topic 805) and Consolidation (Topic 810)-Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
(“ASU 2025-03”),
which revises current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a variable interest entity that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. ASU
2025-03
is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU
2025-03
is required to be applied prospectively. The Company has elected to early adopt ASU
2025-03
as of September 30, 2025. The adoption of
ASU 2025-03
will not have any retrospective impact to the Company’s consolidated financial statements or disclosures.
In November 2024, the FASB issued ASU
No. 2024-03,
Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses which includes amendments that require disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments are effective for the Company’s annual periods beginning September 1, 2027, with early adoption permitted, and should be applied either prospectively or retrospectively. The Company is in the process of evaluating this ASU to determine its impact on the Company’s disclosures.
In December 2023, the FASB issued ASU
No. 2023-09
(“ASU
2023-09”),
Income Taxes
(Topic 740): Improvements to Income Tax Disclosures to enhance the transparency and usefulness of income tax disclosures.
ASU 2023-09
is effective for annual periods beginning after December 15, 2025, on a prospective basis. The Company has adopted this standard as of December 31, 2025 and applied the new disclosure requirements prospectively to the current annual period. Prior period disclosures have not been adjusted to reflect the new requirements.

Warrants
Accounting Treatment
Under ASC
815-40,
the Common Warrants are indexed to the Company’s own stock and meet all settlement conditions required for equity classification. The shares of Class A Common Stock and Common Warrants are both classified as equity, and the proceeds from each closing are allocated between the two instruments based on their relative fair values at the respective closing date, with the fair value of the Common Warrants of $3.02 determined using a Monte Carlo simulation model to capture path-dependent features including the accelerated expiration provision and the anti-dilution adjustment.